Aquisitions and Dispositions	6 Months Ended
Jun. 30, 2011
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

5. ACQUISITION AND DISPOSITIONS

ACQUISITION

2010

Valley Electric Membership Corporation (Utility Operations segment)

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

DISPOSITIONS

2010

Electric Transmission Texas LLC (ETT) (Utility Operations segment)

During the six months ended June 30, 2010, TCC and TNC sold, at cost, $64 million and $71 million, respectively, of transmission facilities to ETT.

Intercontinental Exchange, Inc. (ICE) (All Other)

In April 2010, we sold our remaining 138,000 shares of ICE and recognized a $16 million gain ($10 million, net of tax). We recorded the gain in Interest and Investment Income on our Condensed Consolidated Statements of Income for the three months ended June 30, 2010.

Southwestern Electric Power Co [Member]
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

5. ACQUISITION

2010

Valley Electric Membership Corporation – Affecting SWEPCo

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.